Employee Benefit Plans (Accrued Benefit Liabilities Recognized) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018
Disclosure of defined benefit plans [line items]
Accrued benefit obligation	$ 505	$ 446
Fair value of plan assets	436	436
Accrued benefit liabilities and deficit	$ 69	$ 10